Subsequent events - Additional Information (Details) - USD ($)			6 Months Ended	9 Months Ended
	Aug. 26, 2022	Apr. 30, 2022	Sep. 30, 2022	Sep. 30, 2022
Subsequent events
2022 Notes, net proceeds received				$ 1,240,970
2022 Notes
Subsequent events
2022 Notes, principal balance			$ 1,500,000	1,500,000
2022 Notes, original issue discount			300,000	$ 300,000
2022 Notes, net proceeds received			$ 1,200,000
Interest rate per annum			10.00%	10.00%
Maturity period			12 months
Percent of beneficial ownership limitation			9.99%	9.99%
Conversion price (per share)	$ 4.20		$ 7.00	$ 7.00
Percent of offering price	80.00%		80.00%
Number of warrants exchanged			195,140	195,140
Exercise price of warrants (in dollars per share)			$ 7.00	$ 7.00
Percent of qualified offering price			80.00%
Warrants expiry term			5 years	5 years
Subsequent event | 2022 Notes
Subsequent events
2022 Notes, principal balance		$ 1,200,000
2022 Notes, original issue discount		100,000
2022 Notes, net proceeds received		$ 1,100,000
Interest rate per annum		10.00%
Maturity period		12 months
Percent of beneficial ownership limitation		9.99%
Conversion price (per share)		$ 7.00
Percent of offering price		80.00%
Number of warrants exchanged		164,284
Exercise price of warrants (in dollars per share)		$ 7.00
Percent of qualified offering price		80.00%
Warrants expiry term		5 years